Document and Entity Information	9 Months Ended
Sep. 30, 2010
Document Type	Other
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Trust
Entity Central Index Key	0001332174
Document Period End Date	Sep 30, 2010
Entity Filer Category	Large Accelerated Filer
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Document Type	Other
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Investing Pool LLC
Entity Central Index Key	0001346616
Document Period End Date	Sep 30, 2010

Statements of Financial Condition (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
iShares S&P GSCI Commodity-Indexed Trust [Member]
Assets
Investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	$ 1,538,189,774	$ 1,759,350,446	$ 466,237,257
Total Assets	1,538,189,774	1,759,350,446	466,237,257
Liabilities and Shareholders' Capital/Members' Equity
Commitments and Contingent Liabilities (Notes 6 and 7)
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 51,100,000 issued and outstanding on September 30, 2010 and 55,550,000 issued and outstanding on December 31, 2009 and 16,950,000 issued and outstanding on December 31, 2008	1,538,189,774	1,759,350,446	466,237,257
Total Shareholders' Capital	1,538,189,774	1,759,350,446	466,237,257
Total Liabilities and Shareholders' Capital	1,538,189,774	1,759,350,446	466,237,257
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Assets
Cash and cash equivalents	337,023,979	46,820,169	29,361,898
Short-term investments, at fair value (Note 2D)	1,478,083,441	1,722,340,589	419,578,033
Receivable for variation margin on open futures contracts	18,910,840		17,576,900
Interest receivable	227	80	1,355
Total Assets	1,834,018,487	1,769,160,838	466,518,186
Liabilities and Shareholders' Capital/Members' Equity
Payable for variation margin on open futures contracts		8,708,040
Payable for investment securities purchased	294,866,840
Management fee payable	946,542	1,086,220	266,911
Total Liabilities	295,813,382	9,794,260	266,911
Commitments and Contingent Liabilities (Notes 6 and 7)
Members' Equity
General member	15,331	16,132	14,018
Limited member	1,538,189,774	1,759,350,446	466,237,257
Total Members' Equity	1,538,205,105	1,759,366,578	466,251,275
Total Liabilities and Members' Equity	$ 1,834,018,487	$ 1,769,160,838	$ 466,518,186

Statements of Financial Condition (Parenthetical) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Redeemable capital Shares, par value	$ 0	$ 0	$ 0
Redeemable capital Shares, issued	51,100,000	55,550,000	16,950,000
Redeemable capital Shares, outstanding	51,100,000	55,550,000	16,950,000

Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Income
Interest	$ 579,566	$ 719,795	$ 1,355,212	$ 2,110,373	$ 2,377,285	$ 14,682,544	$ 13,172,391
Total investment income	579,566	719,795	1,355,212	2,110,373	2,377,285	14,682,544	13,172,391
Expenses
Management fee	2,955,159	2,883,449	9,152,889	5,756,174	9,015,411	5,181,087	2,091,518
Brokerage commissions and fees			349	2,173	2,173	1,012	876
Total expenses	2,955,159	2,883,449	9,153,238	5,758,347	9,017,584	5,182,099	2,092,394
Net investment income (loss)	(2,375,593)	(2,163,654)	(7,798,026)	(3,647,974)	(6,640,299)	9,500,445	11,079,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	1,474	59,113	1,377	193,117	192,935	643,807	(4,519)
Net realized gain (loss) on futures contracts	(45,447,318)		(78,543,024)	(8,007,881)	(9,748,137)	15,927,248	(3,637,962)
Net change in unrealized appreciation/depreciation on futures contracts	166,464,848	(30,296,729)	(6,014,549)	85,034,119	218,814,394	(401,243,118)	82,996,038
Net realized and unrealized gain (loss)	121,019,004	(30,237,616)	(84,556,196)	77,219,355	209,259,192	(384,672,063)	79,353,557
Net gain (loss)	118,643,411	(32,401,270)	(92,354,222)	73,571,381	202,618,893	(375,171,618)	90,433,554
Net gain (loss) per Share	$ 2.2	$ (0.65)	$ (1.69)	$ 2.02	$ 4.91	$ (29.59)	$ 14.43
Weighted-average Shares outstanding	53,824,457	49,768,813	54,768,864	36,352,198	41,228,356	12,680,191	6,266,301
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Income
Interest	579,572	719,802	1,355,225	2,110,406	2,377,320	14,683,161	13,173,455
Total investment income	579,572	719,802	1,355,225	2,110,406	2,377,320	14,683,161	13,173,455
Expenses
Management fee	2,955,187	2,883,477	9,152,974	5,756,252	9,015,519	5,181,296	2,091,684
Brokerage commissions and fees			349	2,173	2,173	1,012	876
Total expenses	2,955,187	2,883,477	9,153,323	5,758,425	9,017,692	5,182,308	2,092,560
Net investment income (loss)	(2,375,615)	(2,163,675)	(7,798,098)	(3,648,019)	(6,640,372)	9,500,853	11,080,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	1,474	59,114	1,377	193,120	192,938	643,834	(4,519)
Net realized gain (loss) on futures contracts	(45,447,760)		(78,543,776)	(8,008,024)	(9,748,296)	15,927,800	(3,638,310)
Net change in unrealized appreciation/depreciation on futures contracts	166,466,401	(30,296,990)	(6,014,526)	85,035,244	218,816,737	(401,256,770)	83,001,870
Net realized and unrealized gain (loss)	121,020,115	(30,237,876)	(84,556,925)	77,220,340	209,261,379	(384,685,136)	79,359,041
Net gain (loss)	$ 118,644,500	$ (32,401,551)	$ (92,355,023)	$ 73,572,321	$ 202,621,007	$ (375,184,283)	$ 90,439,936

Statements of Changes in Shareholders' Capital/Members' Equity (USD $)	iShares S&P GSCI Commodity-Indexed Trust [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] General Member	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] Limited Member
Shareholders' capital, beginning balance at Dec. 31, 2006	$ 143,425,669
Total Members' Equity at Dec. 31, 2006		143,445,970	20,301	143,425,669
Contributions	256,621,688	256,621,688		256,621,688
Redemptions	(32,285,494)	(32,285,494)		(32,285,494)
Net investment income (loss)	11,079,997	11,080,895	898	11,079,997
Net realized gain (loss) on short-term investments	(4,519)	(4,519)		(4,519)
Net realized gain (loss) on futures contracts	(3,637,962)	(3,638,310)	(348)	(3,637,962)
Net change in unrealized appreciation/depreciation on futures contracts	82,996,038	83,001,870	5,832	82,996,038
Net asset value per Share, end of period	$ 52.37
Shareholders' capital, ending balance at Dec. 31, 2007	458,195,417
Total Members' Equity at Dec. 31, 2007		458,222,100	26,683	458,195,417
Contributions	756,083,354	756,083,354		756,083,354
Redemptions	(372,869,896)	(372,869,896)		(372,869,896)
Net investment income (loss)	9,500,445	9,500,853	408	9,500,445
Net realized gain (loss) on short-term investments	643,807	643,834	27	643,807
Net realized gain (loss) on futures contracts	15,927,248	15,927,800	552	15,927,248
Net change in unrealized appreciation/depreciation on futures contracts	(401,243,118)	(401,256,770)	(13,652)	(401,243,118)
Net asset value per Share, end of period	$ 27.51
Shareholders' capital, ending balance at Dec. 31, 2008	466,237,257
Total Members' Equity at Dec. 31, 2008		466,251,275	14,018	466,237,257
Net investment income (loss)	(3,647,974)	(3,648,019)
Net realized gain (loss) on short-term investments	193,117	193,120
Net realized gain (loss) on futures contracts	(8,007,881)	(8,008,024)
Net change in unrealized appreciation/depreciation on futures contracts	85,034,119	85,035,244
Shareholders' capital, ending balance at Sep. 30, 2009	1,759,350,446
Shareholders' capital, beginning balance at Dec. 31, 2008	466,237,257
Total Members' Equity at Dec. 31, 2008		466,251,275	14,018	466,237,257
Contributions	1,141,869,162	1,141,869,162		1,141,869,162
Redemptions	(51,374,866)	(51,374,866)		(51,374,866)
Net investment income (loss)	(6,640,299)	(6,640,372)	(73)	(6,640,299)
Net realized gain (loss) on short-term investments	192,935	192,938	3	192,935
Net realized gain (loss) on futures contracts	(9,748,137)	(9,748,296)	(159)	(9,748,137)
Net change in unrealized appreciation/depreciation on futures contracts	218,814,394	218,816,737	2,343	218,814,394
Net asset value per Share, end of period	$ 31.67
Shareholders' capital, ending balance at Dec. 31, 2009	1,759,350,446
Total Members' Equity at Dec. 31, 2009		1,759,366,578	16,132	1,759,350,446
Shareholders' capital, beginning balance at Jun. 30, 2009
Net investment income (loss)	(2,163,654)	(2,163,675)
Net realized gain (loss) on short-term investments	59,113	59,114
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation/depreciation on futures contracts	(30,296,729)	(30,296,990)
Shareholders' capital, ending balance at Sep. 30, 2009	1,759,350,446
Shareholders' capital, beginning balance at Dec. 31, 2009	1,759,350,446
Total Members' Equity at Dec. 31, 2009		1,759,366,578	16,132	1,759,350,446
Contributions	134,445,356	134,445,356		134,445,356
Redemptions	(263,251,806)	(263,251,806)		(263,251,806)
Net investment income (loss)	(7,798,026)	(7,798,098)	(72)	(7,798,026)
Net realized gain (loss) on short-term investments	1,377	1,377		1,377
Net realized gain (loss) on futures contracts	(78,543,024)	(78,543,776)	(752)	(78,543,024)
Net change in unrealized appreciation/depreciation on futures contracts	(6,014,549)	(6,014,526)	23	(6,014,549)
Net asset value per Share, end of period	$ 30.1
Shareholders' capital, ending balance at Sep. 30, 2010	1,538,189,774
Total Members' Equity at Sep. 30, 2010		1,538,205,105	15,331	1,538,189,774
Shareholders' capital, beginning balance at Jun. 30, 2010
Net investment income (loss)	(2,375,593)	(2,375,615)
Net realized gain (loss) on short-term investments	1,474	1,474
Net realized gain (loss) on futures contracts	(45,447,318)	(45,447,760)
Net change in unrealized appreciation/depreciation on futures contracts	166,464,848	166,466,401
Net asset value per Share, end of period	$ 30.1
Shareholders' capital, ending balance at Sep. 30, 2010	1,538,189,774
Total Members' Equity at Sep. 30, 2010		$ 1,538,205,105

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
iShares S&P GSCI Commodity-Indexed Trust [Member]
Cash flows from operating activities
Net gain (loss)	$ (92,354,222)	$ 73,571,381	$ 202,618,893	$ (375,171,618)	$ 90,433,554
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
(Increase) decrease in investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	221,160,672	(1,176,847,944)	(1,293,113,189)	(8,041,840)	(314,769,748)
Change in operating assets and liabilities:
Net cash provided by (used in) operating activities	128,806,450	(1,103,276,563)	(1,090,494,296)	(383,213,458)	(224,336,194)
Cash flows from financing activities
Contributions	134,445,356	1,141,869,161	1,141,869,162	756,083,354	256,621,688
Redemptions	(263,251,806)	(38,592,598)	(51,374,866)	(372,869,896)	(32,285,494)
Net cash provided by (used in) financing activities	(128,806,450)	1,103,276,563	1,090,494,296	383,213,458	224,336,194
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents
Beginning of period
End of period
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Cash flows from operating activities
Net gain (loss)	(92,355,023)	73,572,321	202,621,007	(375,184,283)	90,439,936
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(5,227,655,310)	(2,719,348,531)	(5,157,394,236)	(1,857,861,177)	(770,648,845)
Sales/maturities of short-term investments	5,473,200,382	1,588,894,244	3,857,121,324	1,899,465,106	481,216,965
Accretion of discount	(1,286,547)	(2,049,271)	(2,296,706)	(13,754,410)	(12,631,220)
Net realized gain on short-term investments	(1,377)	(193,120)	(192,938)	(643,834)	4,519
Change in operating assets and liabilities:
Interest receivable	(147)	1,286	1,275	1,161	(2,158)
Payable for investment securities purchased	294,866,840
Receivable for variation margin on open futures contracts	(18,910,840)	(48,992,640)	17,576,900	(17,576,900)
Management fee payable	(139,678)	729,307	819,309	(13,886)	189,542
Payable for variation margin on open futures contracts	(8,708,040)		8,708,040		(1,271,926)
Net cash provided by (used in) operating activities	419,010,260	(1,107,386,404)	(1,073,036,025)	(365,568,223)	(212,703,187)
Cash flows from financing activities
Contributions	134,445,356	1,141,869,161	1,141,869,162	756,083,354	256,621,688
Redemptions	(263,251,806)	(38,592,598)	(51,374,866)	(372,869,896)	(32,285,494)
Net cash provided by (used in) financing activities	(128,806,450)	1,103,276,563	1,090,494,296	383,213,458	224,336,194
Net increase (decrease) in cash and cash equivalents	290,203,810	(4,109,841)	17,458,271	17,645,235	11,633,007
Cash and cash equivalents
Beginning of period	46,820,169	29,361,898	29,361,898	11,716,663	83,656
End of period	$ 337,023,979	$ 25,252,057	$ 46,820,169	$ 29,361,898	$ 11,716,663

Schedule of Investments (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	Sep. 30, 2010	Dec. 31, 2009
United States Treasury Bills, Fair Value	$ 1,478,083,441	$ 1,722,340,589
United States Treasury Bills - 0.10% - 0.15% due 10/14/10 [Member]
United States Treasury Bills, Fair Value	364,980,952
United States Treasury Bills, Face Amount	365,000,000
United States Treasury Bills - 0.15% due 10/28/10 [Member]
United States Treasury Bills, Fair Value	279,969,550
United States Treasury Bills, Face Amount	280,000,000
United States Treasury Bills - 0.12% - 0.14% due 11/04/10 [Member]
United States Treasury Bills, Fair Value	189,975,161
United States Treasury Bills, Face Amount	190,000,000
United States Treasury Bills - 0.15% due 12/02/10 [Member]
United States Treasury Bills, Fair Value	176,538,383
United States Treasury Bills, Face Amount	176,584,000
United States Treasury Bills - 0.15% due 1/06/11 [Member]
United States Treasury Bills, Fair Value	171,752,555
United States Treasury Bills, Face Amount	171,822,000
United States Treasury Bills - 0.13% due 2/03/11 [Member]
United States Treasury Bills, Fair Value	294,866,840
United States Treasury Bills, Face Amount	295,000,000
United States Treasury Bills - 0.01% - 0.04% due 1/14/10 [Member]
United States Treasury Bills, Fair Value		299,996,930
United States Treasury Bills, Face Amount		300,000,000
United States Treasury Bills - 0.04% - 0.05% due 1/21/10 [Member]
United States Treasury Bills, Fair Value		299,992,778
United States Treasury Bills, Face Amount		300,000,000
United States Treasury Bills - 0.01% - 0.06% due 1/28/10 [Member]
United States Treasury Bills, Fair Value		299,991,000
United States Treasury Bills, Face Amount		300,000,000
United States Treasury Bills - 0.03% due 2/11/10 [Member]
United States Treasury Bills, Fair Value		199,993,167
United States Treasury Bills, Face Amount		200,000,000
United States Treasury Bills - 0.05% due 2/18/10 [Member]
United States Treasury Bills, Fair Value		336,563,805
United States Treasury Bills, Face Amount		336,584,000
United States Treasury Bills - 0.01% - 0.04 due 3/18/10 [Member]
United States Treasury Bills, Fair Value		285,802,909
United States Treasury Bills, Face Amount		$ 285,822,000

Schedule of Investments (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Schedule of Investments
Total United States Treasury Bills, Percentage	96.09%	97.90%

Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust, or the "Trust," was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc., or "BAMII," is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, or the "Investing Pool." BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest, or "Shares," representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures, or "CERFs," and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission, or "CFTC," and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

The accompanying unaudited financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions for Form 10-Q and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC"). In the opinion of management, all material adjustments, consisting only of normal recurring adjustments, considered necessary for a fair statement of the interim period financial statements have been made. Interim period results are not necessarily indicative of results for a full-year period. These financial statements and the notes thereto should be read in conjunction with the Trust's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2009 as filed with the SEC on February 26, 2010.

Neither the Trust nor the Investing Pool is an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust, or the "Trust," was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. On December 1, 2009, the previously announced acquisition by BlackRock, Inc. of Barclays Global Investors International, Inc., Barclays Global Investors, N. A., Barclays Global Fund Advisors and certain of their affiliated companies was consummated. In connection with this change of ownership, entity names changed as follows: Barclays Global Investors International, Inc. is now BlackRock Asset Management International Inc.; Barclays Global Investors, N.A. is now BlackRock Institutional Trust Company, N.A.; and Barclays Global Fund Advisors is now BlackRock Fund Advisors. BlackRock Asset Management International Inc. is the "Sponsor" of the Trust and "Manager" of the Investing Pool. BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest, or "Shares," representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, or the "Investing Pool," holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures, or "CERFs," and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission, or "CFTC," and are operated by BlackRock Asset Management International Inc., a commodity pool operator registered with the CFTC. BlackRock Asset Management International Inc. is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a report on Form 8-K, which was filed with the Securities and Exchange Commission (the "SEC") on August 21, 2009, that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and has accordingly stopped accepting further creation orders temporarily.

Neither the Trust nor the Investing Pool is an investment company registered under the Investment Company Act of 1940, as amended.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, or the "Investing Pool," is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc. (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index, or "S&P GSCI-ER," listed on the Chicago Mercantile Exchange, or the "CME," called Commodity Excess Return Futures, or "CERFs," and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index, or the "Index," before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission, or "CFTC," and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, or the "Investing Pool," is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. On December 1, 2009, the previously announced acquisition by BlackRock, Inc. of Barclays Global Investors International, Inc., Barclays Global Investors, N. A., Barclays Global Fund Advisors and certain of their affiliated companies was consummated. In connection with this change of ownership, entity names changed as follows: Barclays Global Investors International, Inc. is now BlackRock Asset Management International Inc.; Barclays Global Investors, N.A. is now BlackRock Institutional Trust Company, N.A.; and Barclays Global Fund Advisors is now BlackRock Fund Advisors. BlackRock Asset Management International Inc., (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index, or "S&P GSCI-ER," listed on the Chicago Mercantile Exchange, or the "CME," called Commodity Excess Return Futures, or "CERFs," and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index, or the "Index," before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission, or "CFTC," and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors, an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At September 30, 2010, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m., New York City time, that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m., New York City time, that day. The NAV is calculated each day on which NYSE Arca is open for regular trading, as soon as practicable after 4:15 p.m., New York City time.

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At December 31, 2009, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

On September 12, 2007, the Sponsor, the Trustee and the Delaware Trustee entered into an amended and restated Trust Agreement with respect to the Trust. The amended and restated Trust Agreement amended and restated in its entirety the trust agreement, dated as of July 7, 2006, among the Sponsor, the Trustee and the Delaware Trustee, to add certain tax-related provisions relating to the filing of a partnership tax return by the Trust. The amended and restated Trust Agreement does not alter the economic rights of investors in the Trust. Rather, it changes only the form of tax reporting investors will receive from the Trust. As a result of the filing of a partnership tax return by the Trust, investors will receive tax reporting information with respect to their investments in the Trust on IRS Schedule K-1 rather than IRS Form 1099.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m., New York City time, that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m., New York City time, that day. The NAV is calculated each day on which NYSE Arca is open for regular trading, as soon as practicable after 4:15 p.m., New York City time.

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME that have a term of approximately five years after listing and whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m., New York City time, on each day on which NYSE Arca is open for regular trading, as soon as practicable after that time.

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and these differences could be material.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME that have a term of approximately five years after listing and whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFS has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statement of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Trust's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

D.	Short-Term Investments

Short-term investments on the statement of financial condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m., New York City time, on each day on which NYSE Arca is open for regular trading, as soon as practicable after that time.

Offering of the Investing Pool Interests (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Offering of the Investing Pool Interests

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

Offering of the Shares (iShares S&P GSCI Commodity-Indexed Trust [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Offering of the Shares

3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption processes (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On September 30, 2010, the Trust had 51,100,000 Shares outstanding.

3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption processes (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On August 24, 2009, the Trust temporarily stopped accepting creation orders for the Shares. See Note 1 above.

On December 31, 2009, the Trust had 55,550,000 Shares outstanding.

Investing Pool Expenses (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Investing Pool Expenses

4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

Trust Expense (iShares S&P GSCI Commodity-Indexed Trust [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Trust Expense

4 - Trust Expenses

The Trust is not expected to bear any ordinary recurring expenses. The Sponsor has agreed to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, Delaware Trustee, Trust administrator and processing agent, (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) tax reporting costs, (6) license fees, and (7) up to  $100,000 per annum in legal fees. The Sponsor has also paid the costs of the Trust's organization and the initial sales of the Shares, including applicable SEC registration fees.

4 - Trust Expense

The Trust is not expected to bear any ordinary recurring expenses. The Sponsor has agreed to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, Delaware Trustee, Trust administrator and processing agent, (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) tax reporting costs, (6) license fees, and (7) up to  $100,000 per annum in legal fees. The Sponsor has also paid the costs of the Trust's organization and the initial sales of the Shares, including applicable SEC registration fees.

Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Related Parties

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Related Parties

5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.

5 - Related Parties

BlackRock Asset Management International Inc. is the Manager of the Investing Pool, and BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool.

Indemnification	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Indemnification

6 - Indemnification

The Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the Securities Act of 1933, as amended) and subsidiaries are entitled to be indemnified by the Trust and held harmless against any loss, liability or expense arising out of or in connection with the performance of their obligations under the Trust Agreement or any actions taken in accordance with the provisions of the Trust Agreement and incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the Trust Agreement.

6 - Indemnification

The Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the Securities Act of 1933, as amended) and subsidiaries are entitled to be indemnified by the Trust and held harmless against any loss, liability or expense arising out of or in connection with the performance of their obligations under the Trust Agreement or any actions taken in accordance with the provisions of the Trust Agreement and incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the Trust Agreement.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Indemnification

6 - Indemnification

The Trust, the Manager and any officers, agents and delegates of the Investing Pool (the "Indemnitees") are entitled to indemnification from the Investing Pool for any loss, damage, claim or expense (including reasonable attorney's fees) incurred by any Indemnitee by reason of any act or omission performed or omitted by such Indemnitee on behalf of the Investing Pool, unless such act or omission is the result of such Indemnitee's gross negligence, bad faith or willful misconduct, and provided that such indemnity shall be provided out of, and only to the extent of, the Investing Pool's assets.

6 - Indemnification

The Trust, the Manager and any officers, agents and delegates of the Investing Pool (the "Indemnitees") are entitled to indemnification from the Investing Pool for any loss, damage, claim or expense (including reasonable attorney's fees) incurred by any Indemnitee by reason of any act or omission performed or omitted by such Indemnitee on behalf of the Investing Pool, unless such act or omission is the result of such Indemnitee's gross negligence, bad faith or willful misconduct, and provided that such indemnity shall be provided out of, and only to the extent of, the Investing Pool's assets.

Commitments and Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Investing Pool may enter into contracts with service providers that contain general indemnification clauses. The Investing Pool's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Investing Pool that have not yet occurred.

7 - Commitments and Contingent Liabilities

In the normal course of business, the Investing Pool may enter into contracts with service providers that contain general indemnification clauses. The Investing Pool's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Investing Pool that have not yet been made.

Financial Highlights (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Financial Highlights

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the period from January 1, 2010 to September 30, 2010. The net investment loss and total expense ratios are calculated using average net assets and have been annualized. The total return is based on the change in the net asset value during the period.

Ratio to average net assets:
Net investment loss (i)	(0.64)%
Expenses (i)	0.75%
Total return (ii)	(5.16)%

(i) :	Percentage is annualized.
(ii):	Percentage is not annualized.

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2009, 2008 and 2007. The net investment income and total expense ratios are calculated using average net assets. The total return is based on the change in the net asset value during the period.

	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007
Ratio to average net assets:
Net investment income	(0.55)%	1.38%	4.00%
Expenses	0.74%	0.75%	0.76%
Total return	14.61%	(47.86)%	31.04%

Net Asset Value and Financial Highlights (iShares S&P GSCI Commodity-Indexed Trust [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Net Asset Value and Financial Highlights

8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the period from January 1, 2010 to September 30, 2010. The net investment income (loss) and total expense ratios are calculated using average net asset value. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios have been annualized and include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

Net asset value per Share, beginning of period	$31.67

Net investment loss	(0.14)
Realized and unrealized loss	(1.43)

Net decrease in net assets from operations	(1.57)

Net asset value per Share, end of period	$30.10

Ratio to average net assets:
Net investment loss (i)	(0.64)%
Expenses (i)	0.75%
Total return, at net asset value (ii)	(4.96)%

(i) :	Percentage is annualized.
(ii):	Percentage is not annualized.

8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2009, 2008 and 2007. The net investment income and total expense ratios are calculated using average net asset value. The net asset value presentation is calculated using daily Shares outstanding. The net investment income and total expense ratios include the allocation of net investment income and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007
Net asset value per Share, beginning of period	$27.51	$52.37	$39.84
Net investment income (loss)	(0.16)	0.75	1.77
Realized and unrealized gain (loss)	4.32	(25.61)	10.76

Net increase (decrease) in net assets from operations	4.16	(24.86)	12.53

Net asset value per Share, end of period	$31.67	$27.51	$52.37

Ratio to average net assets:
Net investment income (loss)	(0.55)%	1.38%	3.96%
Expenses	0.75%	0.75%	0.75%
Total return, at net asset value	15.12%	(47.47)%	31.45%

Investing in CERFs (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Investing in CERFs

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the nine months ended September 30, 2010 and the year ended December 31, 2009, the average month-end notional amount of open CERFs were  $1,630,011,466 and  $1,185,141,292, respectively.

As of September 30, 2010, the open CERFs were as follows:

Contracts	Expiration Date	Current Notional Amount	Net Unrealized Loss
36,367	March 2011	$1,537,233,090	$(119,204,419)

As of December 31, 2009, the open CERFs were as follows:

Contracts	Expiration Date	Current Notional Amount	Net Unrealized Loss
39,582	March 2011	$1,752,295,140	$(113,189,893)

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition as of September 30, 2010 and December 31, 2009:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
September 30, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$18,910,840	Payable for variation margin on open futures contracts	$—

December 31, 2009
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$8,708,040

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the nine months ended September 30, 2010 and 2009:

Nine Months Ended September 30, 2010	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
Commodity contracts	Net realized loss on futures contracts	$(78,543,776)	$ —
	Net change in unrealized appreciation/depreciation on futures contracts	—	(6,014,526)

Nine Months Ended September 30, 2009
Commodity contracts	Net realized loss on futures contracts	$(8,008,024)	$ —
	Net change in unrealized appreciation/depreciation on futures contracts	—	85,035,244

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of the S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the year ended December 31, 2009, the average daily notional amount of open CERFs was  $834,485,360.

As of December 31, 2009, the open CERFs were as follows:

Contracts	Expiration Date	Current Notional Amount	Net Unrealized Loss
39,582	March 2011	$1,752,295,140	$(113,189,893)

As of December 31, 2008, the open CERFs were as follows:

Contracts	Expiration Date	Current Notional Amount	Net Unrealized Loss
12,122	March 2011	$463,666,500	$(332,006,630)

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statement of Financial Condition as of December 31, 2009:

	Asset Derivatives		Liability Derivatives
	Location on Statement of Financial Condition	Fair Value	Location on Statement of Financial Condition	Fair Value
Commodity Contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$8,708,040

The following table shows the effect of the futures contracts, by risk exposure category, on the Statement of Operations for the year ended December 31, 2009:

	Location of Gain (Loss) Recognized on the Statement of Operations	Realized Gain (Loss) Recognized on the Statement of Operations	Change in Unrealized Gain (Loss) Recognized on the Statement of Operations
Commodity Contracts	Net realized gain (loss) on futures contracts / change in unrealized gain (loss) on futures contracts	$(9,748,296)	$218,816,737

Investment Valuation	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Valuation

9 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3	–	Inputs that are unobservable for the asset or liability.

Substantially all of the net assets of the Trust consist of its interests in the Investing Pool, which are measured at fair value. Interests in the Investing Pool are classified as Level 2, as there are no active markets for interests in the Investing Pool, while all significant inputs for the value of the Investing Pool are directly observable to the Trust. At September 30, 2010 and December 31, 2009, the fair value of the Trust's interests in the Investing Pool equaled  $1,538,189,774 and  $1,759,350,446, respectively.

Disclosure regarding fair value measurements relating to the Investing Pool's investment portfolio can be found in Note 10 of the Investing Pool's Notes to Financial Statements.

9 - Investment Valuation

The Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3	–	Inputs that are unobservable for the asset or liability.

Substantially all of the net assets of the Trust consist of its interests in the Investing Pool, which are measured at fair value. The interests in the Investing Pool are classified as a "Level 2," as there is not an active market for interests in the Investing Pool, while all significant inputs for the value of the Investing Pool are directly observable to the Trust. At December 31, 2009 and 2008, the fair value of the Trust's interests in the Investing Pool equaled  $1,759,350,446 and  $466,237,257, respectively.

Disclosure regarding fair value measurements relating to the Investing Pool's investment portfolio can be found in Note 10 of the Investing Pool's Notes to Financial Statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Valuation

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Investing Pool values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Investing Pool has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3	–	Inputs that are unobservable for the asset or liability.

Investments in CERFs are measured at fair value using CME settlement prices for CERFs. CERFs are classified as Level 1 investments, as CME settlement prices are quoted prices for identical assets in active markets. At September 30, 2010 and December 31, 2009, the fair value of CERFs equaled  $1,537,233,090 and  $1,752,295,140, respectively.

The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. This margin collateral, in the form of short-term investments in U.S. Treasury bills, is valued at fair value. U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs. At September 30, 2010 and December 31, 2009, the fair value of short-term investments equaled  $1,478,083,441 and  $1,722,340,589, respectively.

10 - Investment Valuation

The Investing Pool values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Investing Pool has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3	–	Inputs that are unobservable for the asset or liability.

The investment in CERFs is measured at fair value using the CME settlement price for CERFs. CERFs are classified as a "Level 1" security, as the CME settlement price is a quoted price for an identical asset in an active market. At December 31, 2009 and 2008, the fair value of CERFs equaled  $1,752,295,140 and  $463,666,500, respectively.

The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. This margin collateral, in the form of short-term investments in Treasury bills, is valued at fair value. The Treasury bills are classified as a "Level 2" security, as quoted prices for an identical asset are obtained from markets that are generally less active. At December 31, 2009 and 2008, the fair value of short-term investments equaled  $1,722,340,589 and  $419,578,033, respectively.

Review for Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Review for Subsequent Events

10 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended September 30, 2010, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10 - Review for Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended December 31, 2009, management has evaluated the impact of all subsequent events through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Review for Subsequent Events

11 - Subsequent Events

In connection with the preparation of the financial statements of the Investing Pool as of and for the period ended September 30, 2010, management has evaluated the impact of all subsequent events on the Investing Pool through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11 - Review for Subsequent Events

In connection with the preparation of the financial statements of the Investing Pool as of and for the period ended December 31, 2009, management has evaluated the impact of all subsequent events through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.